UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 37.0%
ABN AMRO Bank NV:
2.805%, 10/17/2008	50,000,000	50,000,110
3.01%, 10/24/2008	20,000,000	20,002,045
American Express Bank FSB, 2.76%, 10/9/2008	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA:
3.09%, 3/9/2009	24,000,000	24,000,522
3.155%, 1/5/2009	40,000,000	40,000,525
Banco Santander SA:
2.8%, 10/7/2008	37,000,000	37,000,355
2.89%, 11/10/2008	35,000,000	35,001,138
3.0%, 12/9/2008	50,000,000	50,000,000
3.01%, 12/18/2008	50,500,000	50,500,000

Bank of Scotland PLC:
3.13%, 2/23/2009	81,000,000	80,992,869
4.5%, 11/19/2008	20,000,000	20,000,000
4.93%, 10/9/2008	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.84%, 11/18/2008	50,000,000	50,000,000
Barclays Bank PLC:
3.0%, 12/2/2008	55,000,000	55,000,000
3.15%, 12/8/2008	20,000,000	20,000,000
3.18%, 3/3/2009	43,600,000	43,600,000
BNP Paribas:
2.8%, 11/24/2008	38,000,000	38,000,000
3.08%, 3/5/2009	22,600,000	22,600,000
Calyon, 3.0%, 10/22/2008	65,000,000	65,000,000
Canadian Imperial Bank of Commerce:
2.83%, 11/10/2008	65,000,000	65,000,000
2.89%, 10/9/2008	108,000,000	107,981,902
Chase Bank USA NA, 2.73%, 11/17/2008	25,000,000	25,000,000
Credit Agricole SA:
2.86%, 12/1/2008	20,000,000	20,000,336
2.9%, 12/1/2008	11,000,000	11,000,000
Credit Industriel et Commercial:
2.97%, 11/14/2008	60,000,000	60,000,364
3.02%, 10/15/2008	35,000,000	35,000,111
3.045%, 10/14/2008	52,000,000	52,000,093
Intesa Sanpaolo SpA, 2.81%, 11/14/2008	30,000,000	30,000,364
Lloyds TSB Bank PLC, 2.61%, 10/20/2008	35,000,000	35,000,000
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.:
2.67%, 10/14/2008	65,000,000	65,000,000
2.7%, 10/21/2008	50,000,000	50,000,000
2.82%, 10/16/2008	52,000,000	52,000,000
2.82%, 10/21/2008	50,000,000	50,000,000
Norinchukin Bank:
2.65%, 10/14/2008	50,000,000	50,000,000
2.8%, 11/21/2008	46,000,000	45,999,831
Rabobank Nederland NV:
2.7%, 11/13/2008	25,000,000	25,000,000
3.0%, 2/26/2009	35,000,000	35,000,000
Skandinaviska Enskilda Banken AB, 2.885%, 12/4/2008	50,000,000	49,998,597
SunTrust Banks, Inc., 4.0%, 10/15/2008	20,000,000	20,008,326

Total Certificates of Deposit and Bank Notes (Cost $1,635,687,488)		1,635,687,488
Commercial Paper 34.4%
Issued at Discount**
ASB Finance Ltd., 3.1%, 3/6/2009	57,100,000	56,332,957
AstraZeneca PLC, 2.71%, 11/24/2008	26,600,000	26,491,871
AT&T, Inc.:
2.22%, 10/20/2008	20,500,000	20,475,981
2.25%, 10/3/2008	20,000,000	19,997,500
Caisse Nationale des Caisses d'Epargne et de Prevoyance:
2.96%, 12/15/2008	85,000,000	84,475,833
2.96%, 12/18/2008	52,000,000	51,666,507
CVS Caremark Corp., 2.92%, 10/6/2008	15,000,000	14,993,917
Danske Corp., 2.74%, 12/5/2008	50,000,000	49,752,639
Dexia Delaware LLC:
2.81%, 10/23/2008	100,000,000	99,828,278

2.82%, 11/7/2008	42,000,000	41,878,270
General Electric Capital Corp.:
2.7%, 12/15/2008	40,000,000	39,775,000
2.84%, 2/6/2009	40,000,000	39,596,089
Greenwich Capital Holdings, Inc.:
2.98%, 12/18/2008	85,000,000	84,451,183
3.1%, 3/9/2009	22,000,000	21,698,783
ING (US) Funding LLC, 2.995%, 3/6/2009	8,500,000	8,389,684
KBC Financial Products International Ltd., 2.85%, 11/3/2008	25,000,000	24,934,687
Kellogg Co.:
2.6%, 10/2/2008	10,000,000	9,999,278
2.6%, 10/10/2008	20,000,000	19,987,000
Lloyds TSB Bank PLC, 2.54%, 11/3/2008	21,000,000	20,951,105
Market Street Funding LLC, 7.5%, 10/1/2008	2,400,000	2,400,000
Nestle Capital Corp.:
2.175%, 12/17/2008	133,000,000	132,381,273
2.49%, 12/17/2008	15,000,000	14,920,113
4.3%, 10/31/2008	7,500,000	7,473,125
Nokia Oyj, 2.43%, 12/10/2008	22,000,000	21,896,050
Pfizer, Inc., 2.52%, 3/2/2009	38,000,000	37,595,680
Procter & Gamble International Funding SCA, 2.23%, 2/12/2009	20,000,000	19,833,989
Royal Bank of Scotland Group PLC, 3.1%, 12/12/2008	30,000,000	29,814,000
Societe Generale North America, Inc.:
2.935%, 12/22/2008	60,000,000	59,598,883
3.15%, 10/22/2008	52,900,000	52,802,796
Suncorp-Metway Ltd.:
3.0%, 11/12/2008	50,000,000	49,825,000
3.02%, 11/3/2008	40,000,000	39,889,267
Swedbank AB:
2.96%, 11/17/2008	24,000,000	23,907,253
2.99%, 11/3/2008	25,000,000	24,931,479
3.0%, 11/10/2008	30,000,000	29,900,000
3.01%, 12/1/2008	75,000,000	74,617,479
3.22%, 3/3/2009	54,000,000	53,261,010
Toyota Motor Credit Corp.:
2.25%, 10/3/2008	21,700,000	21,697,288
2.53%, 10/14/2008	25,000,000	24,977,160
2.88%, 12/30/2008	30,000,000	29,784,000
Verizon Communication, Inc., 2.52%, 10/6/2008	8,000,000	7,997,200
Westpac Banking Corp., 2.71%, 11/10/2008	23,000,000	22,930,744

Total Commercial Paper (Cost $1,518,110,351)		1,518,110,351
Short Term Notes* 20.1%
Abbey National Treasury Services PLC:
3.01%, 2/20/2009	25,000,000	25,000,000
3.596%, 4/24/2009	20,000,000	20,000,000
Allied Irish Banks North America, Inc., 3.118%, 3/11/2009	44,000,000	44,000,000
ANZ National (International) Ltd., 3.036%, 7/10/2009	12,500,000	12,500,000
Australia & New Zealand Banking Group Ltd., 3.02%, 7/2/2009	25,000,000	25,000,000
Bank of America NA, 2.987%, 7/6/2009	40,000,000	40,000,000
Bank of Nova Scotia, 3.148%, 5/6/2009	50,000,000	50,000,000
Bank of Scotland PLC, 3.008%, 6/5/2009	13,225,000	13,225,000
Banque Federative du Credit Mutuel, 2.959%, 8/27/2010	32,500,000	32,500,000
Barclays Bank PLC, 4.208%, 2/27/2009	50,000,000	50,000,000
BNP Paribas, 3.013%, 5/13/2009	15,000,000	15,000,000
Calyon, 3.068%, 3/11/2009	34,200,000	34,200,000
Commonwealth Bank of Australia, 2.816%, 12/18/2008	10,000,000	9,999,444

Credit Agricole SA, 144A, 3.433%, 7/22/2009	35,000,000	35,000,000
ING Bank NV, 3.726%, 3/26/2009	12,500,000	12,500,000
Intesa Sanpaolo SpA:
2.987%, 5/13/2009	55,000,000	55,000,000
3.063%, 3/5/2009	35,870,000	35,870,000
JPMorgan Chase & Co., 2.827%, 4/3/2009	35,000,000	34,999,099
KBC Bank NV, 2.838%, 12/16/2008	50,000,000	50,000,000
Metropolitan Life Global Funding I, 144A, 3.041%, 5/11/2009	7,500,000	7,500,000
National Australia Bank Ltd.:
3.001%, 4/7/2009	17,500,000	17,500,000
3.008%, 2/19/2009	25,000,000	25,000,000
Nordea Bank Finland PLC, 2.486%, 2/6/2009	37,000,000	36,944,635
Procter & Gamble International Funding SCA, 2.878%, 2/19/2009	7,500,000	7,500,000
Rabobank Nederland NV, 144A, 2.992%, 10/9/2009	27,500,000	27,500,000
Royal Bank of Canada, 2.887%, 7/15/2009	28,000,000	28,000,000
Royal Bank of Scotland PLC, 3.073%, 3/4/2009	85,000,000	85,000,000
Svenska Handelsbanken, Inc., 144A, 3.15%, 5/26/2009	17,500,000	17,500,000
Toyota Motor Credit Corp., 1.83%, 3/12/2009	15,000,000	15,000,000
Westpac Banking Corp., 2.948%, 2/6/2009	25,000,000	24,996,573

Total Short Term Notes (Cost $887,234,751)		887,234,751
Government & Agency Obligations 4.5%
US Government Sponsored Agencies
Federal Home Loan Bank:
1.47% *, 4/3/2009	38,000,000	38,000,000
2.35% **, 2/11/2009	30,000,000	29,739,542
2.36% **, 5/12/2009	22,500,000	22,171,075
2.53% **, 1/26/2009	25,000,000	24,794,437
2.73% **, 1/20/2009	34,025,000	33,738,594
2.74% **, 2/24/2009	27,500,000	27,194,414
Federal Home Loan Mortgage Corp., 2.41% **, 3/19/2009	25,000,000	24,717,160

Total Government & Agency Obligations (Cost $200,355,222)		200,355,222
Time Deposit 0.2%
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.0%, 10/1/2008 (Cost $9,589,089)	9,589,089	9,589,089
Municipal Bonds and Notes 0.3%
Idaho Housing & Finance Association, 2.7%, 10/16/2008 (Cost $14,983,125)	15,000,000	14,983,125
Repurchase Agreements 3.5%
Banc of America Securities LLC, 2.15%, dated 9/30/2008, to be repurchased at $9,110,734 on 10/1/2008 (a)	9,110,190	9,110,190
BNP Paribas, 1.7%, dated 9/30/2008, to be repurchased at $100,004,722 on 10/1/2008 (b)	100,000,000	100,000,000
JPMorgan Securities, Inc., 2.0%, dated 9/30/2008, to be repurchased at $45,114,151 on 10/1/2008 (c)	45,111,645	45,111,645

Total Repurchase Agreements (Cost $154,221,835)		154,221,835
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,420,181,861) †	100.0	4,420,181,861
Other Assets and Liabilities, Net	0.0	1,116,306

Net Assets	100.0	4,421,298,167

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $4,420,181,861.
(a)	Collateralized by $9,305,262 Federal Home Loan Mortgage Corp., 5.5%, maturing on 1/1/2038 with a value of $9,383,496.
(b)	Collateralized by $101,916,112 Federal National Mortgage Association, 5.5%, with various maturity dates of 7/1/2037- 5/1/2038 with a value of $103,000,001.
(c)

Collateralized by $224,696,607 Federal National Mortgage Association – Interest Only, with various coupon rates from 5.0-6.5%, with various maturity dates of 10/1/2036-1/25/2040 with a value of $46,465,655.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below.

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	4,420,181,861
Level 3	-
Total	$ 4,420,181,861

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008